Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2025
EBP 053
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following tables set forth by level, within the fair value hierarchy, the Plan’s net assets at fair value as of December 31, 2025 and 2024. Investments measured at net asset value per share as a practical expedient have not been classified in the fair value hierarchy but are presented in order to permit reconciliation of the plan’s assets.

	Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Measured at NAV	Total
Collective Investment Trust				9,129,628	9,129,628
Mutual Funds	—	57,916,770	—	—	57,916,770
Pooled separate accounts	—	88,705,092	—	933,211	89,638,303
Popular, Inc. Common Stock	14,926,326	—	—	—	14,926,326
Total assets at fair value	$14,926,326	$146,621,862	$—	$10,062,839	$171,611,027

	Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Measured at NAV	Total
Collective Investment Trust				$8,574,684	$8,574,684
Mutual Funds	$—	$54,092,040	$—		$54,092,040
Pooled separate accounts	—	76,013,409	—	1,199,782	77,213,191
Popular, Inc. Common Stock	11,829,920	—	—	—	11,829,920
Total assets at fair value	$11,829,920	$130,105,449	$—	$9,774,466	$151,709,835